Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Schedule of estimated useful lives of property and equipment

Office equipment	3 to 5 years
Leasehold improvements	3 to 7 years
Furniture and fixtures	5 years
Computer equipment and software	3 years